Income Taxes - Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Deferred income taxes for future amortization of ITC	$ 1,094	$ 1,614
Employee benefits	38,231	36,923
Alternative minimum tax credit	4,827	4,809
Net operating losses and credits	1,204	868
Interest rate swap	6,080	7,351
Other	18,415	24,636
Valuation allowance	(495)	(499)
Deferred tax assets, total	69,356	75,702
Deferred tax liabilities:
Property-related items, including accelerated depreciation	872,136	794,850
Regulatory balancing accounts	1,104	743
Unamortized ITC	1,710	2,549
Debt-related costs	5,712	5,497
Intangibles	8,803	9,547
Other	19,256	31,533
Deferred tax liabilities, total	908,721	844,719
Net noncurrent deferred tax liabilities	$ 839,365	$ 769,017